Schedule of Deferred Tax Assets (Details)	Dec. 31, 2025 USD ($)
Deferred tax assets:
Capitalized start-up costs	$ 14,243
Net operating loss carryforwards	112
Total deferred tax assets before valuation allowance	14,355
Valuation allowance	(14,355)
Total deferred tax assets after valuation allowance